RELATED PARTY TRANSACTIONS - Related Party (Details) - USD ($)			12 Months Ended
	Dec. 31, 2023	Jun. 09, 2021	Dec. 31, 2023	Jan. 26, 2024	Jul. 27, 2023	Dec. 31, 2022
Commercial Paper [Member] | Cycurion, Inc [Member]
RELATED PARTY TRANSACTIONS
Interest rate					5.00%
Interest expense	$ 4,222
Long-Term Debt, Gross						$ 0
Debt Instrument, Face Amount	$ 200,000		$ 200,000		$ 200,000
Subsequent Event [Member]
RELATED PARTY TRANSACTIONS
Debt Instrument, Face Amount				$ 300,000
Related Party Loans | Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note			$ 1,500,000
Conversion price per share	$ 10.00		$ 10.00
Loan outstanding amount	$ 0		$ 0			$ 0
Promissory Note With Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note		$ 300,000
Notes Payable - Outstanding Balance	$ 80,000		$ 80,000